Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.0%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$123,406		$113,851
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	19,527		19,269
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 3.8249%, 3/13/46‡	46,370	GBP	51,710
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 3.2263%, 12/5/59 (144A)‡	96,781		96,679
RMAC Securities No 1 2006-NS3X PLC,
SONIA Interest Rate Benchmark + 0.2693%, 1.6100%, 6/12/44‡	560,522	GBP	596,083
RMAC Securities No 1 2006-NS4X PLC,
SONIA Interest Rate Benchmark + 0.2893%, 1.6300%, 6/12/44‡	557,486	GBP	594,063
RMAC Securities No 1 PLC,
SONIA Interest Rate Benchmark + 0.2693%, 1.6097%, 6/12/44‡	160,456	GBP	170,890
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,923,412)			1,642,545
Corporate Bonds– 25.8%
Banking – 6.5%
American Express Co, 4.0500%, 5/3/29	467,000		429,807
Bank of America Corp, EURIBOR 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	390,668
BNP Paribas SA, 2.8750%, 2/24/29	700,000	GBP	612,592
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	627,000		565,994
Credit Agricole SA, 1.1250%, 2/24/29	800,000	EUR	661,951
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		332,592
Credit Suisse Group AG, EURIBOR ICE SWAP Rate + 3.5000%, 3.2500%, 4/2/26‡	600,000	EUR	556,585
Credit Suisse Group AG, UK Gilts 1 Year + 2.2300%, 2.2500%, 6/9/28‡	400,000	GBP	338,568
Credit Suisse Group AG, 0.6250%, 1/18/33	520,000	EUR	303,656
Goldman Sachs Group Inc, 0.2500%, 1/26/28	544,000	EUR	430,100
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		985,016
ING Groep NV, EURIBOR 3 Month + 0.8500%, 1.2500%, 2/16/27‡	200,000	EUR	176,254
JPMorgan Chase & Co, EURIBOR 3 Month + 0.7600%, 1.0900%, 3/11/27‡	600,000	EUR	530,972
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	896,000		815,040
Morgan Stanley, SOFR + 0.9400%, 2.6300%, 2/18/26‡,#	1,200,000		1,118,018
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	200,000	GBP	166,853
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	218,037
Santander UK PLC, 3.8750%, 10/15/29	400,000	GBP	383,912
Stichting AK Rabobank Certificaten, 6.5000%‡,µ	500,000	EUR	449,530
UBS AG/London, 0.0100%, 3/31/26	500,000	EUR	430,683
Wells Fargo & Co, SOFR + 2.1000%, 2.3930%, 6/2/28‡	1,100,000		943,358
			10,840,186
Basic Industry – 0.1%
Alpek SAB de CV, 3.2500%, 2/25/31 (144A)	342,000		252,803
Capital Goods – 2.5%
Arcelik AS, 5.0000%, 4/3/23	378,000		372,906
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	200,000		173,208
Boeing Co, 1.4330%, 2/4/24	1,300,000		1,243,325
Boeing Co, 2.1960%, 2/4/26	701,000		622,094
CANPACK SA / Eastern PA Land Invetment Holding LLC, 2.3750%, 11/1/27 (144A)	230,000	EUR	178,612
HT Troplast GmbH, 9.2500%, 7/15/25	550,000	EUR	475,618
Kleopatra Finco Sarl, 4.2500%, 3/1/26	591,000	EUR	464,702
Siemens Financieringsmaatschappij NV, 1.0000%, 2/25/30	800,000	EUR	660,799
			4,191,264
Communications – 1.5%
AT&T Inc, 3.8500%, 6/1/60	574,000		384,575
Cellnex Finance Co SA, 1.2500%, 1/15/29	700,000	EUR	507,185
Netflix Inc, 4.6250%, 5/15/29	839,000	EUR	766,861
Prosus NV, 3.0610%, 7/13/31	350,000		240,353
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		262,792
VZ Vendor Financing II BV, 2.8750%, 1/15/29	610,000	EUR	424,464
			2,586,230
Consumer Cyclical – 1.6%
Alibaba Group Holding Ltd, 2.1250%, 2/9/31	334,000		257,039
Amazon.com Inc, 2.7000%, 6/3/60	606,000		357,505
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
3.6250%, 6/1/28	583,000	EUR	424,692
Dollar General Corp, 3.5000%, 4/3/30	211,000		185,068
Pinnacle Bidco PLC, 6.3750%, 2/15/25	530,000	GBP	502,891
Rentokil Initial Finance Ltd, 3.8750%, 6/27/27	447,000	EUR	430,211

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Schaeffler AG, 3.3750%, 10/12/28	600,000	EUR	$478,496
			2,635,902
Consumer Non-Cyclical – 3.3%
Agilent Technologies Inc, 2.1000%, 6/4/30	$1,100,000		862,497
Amgen Inc, 3.0000%, 2/22/29	771,000		674,242
Cheplapharm Arzneimittel GmbH, 3.5000%, 2/11/27	610,000	EUR	488,059
Dentsply Sirona Inc, 3.2500%, 6/1/30	794,000		613,431
HCA Inc, 3.5000%, 9/1/30	728,000		601,124
Kraft Heinz Foods Co, 4.8750%, 10/1/49	658,000		542,314
Mars Inc, 4.1250%, 4/1/54 (144A)	553,000		439,690
McCormick & Co Inc/MD, 2.5000%, 4/15/30#	194,000		157,693
PepsiCo Inc, 3.2000%, 7/22/29	370,000	GBP	352,700
Sysco Corp, 5.9500%, 4/1/30	136,000		137,659
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	425,904
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	390,000	EUR	273,380
			5,568,693
Electric – 1.0%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		141,191
Ameren Corp, 3.5000%, 1/15/31	195,000		168,214
Berkshire Hathaway Energy Co, 3.7000%, 7/15/30	171,000		153,795
Black Hills Corp, 2.5000%, 6/15/30	176,000		138,541
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	95,000		73,875
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	108,000		68,114
Elia Transmission Belgium SA, 0.8750%, 4/28/30	200,000	EUR	156,481
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	379,318
National Grid Electrcity Transmission PLC, 0.8230%, 7/7/32	474,000	EUR	333,717
			1,613,246
Electrical Equipment – 0.2%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	414,446
Energy – 0.3%
Repsol International Finance BV, EUR SWAP ANNUAL 5 YR + 4.4090%, 4.2470%‡,µ	550,000	EUR	442,610
Finance Companies – 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.3000%, 1/30/32	656,000		493,357
Peach Property Finance GmbH, 4.3750%, 11/15/25 (144A)	540,000	EUR	418,911
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	780,000		536,261
			1,448,529
Financial Institutions – 1.5%
Citycon Oyj, EURIBOR ICE SWAP Rate + 4.1790%, 3.6250%‡,µ	584,000	EUR	327,569
Country Garden Holdings Co Ltd, 5.4000%, 5/27/25	830,000		272,232
CPI Property Group SA, 2.7500%, 5/12/26	585,000	EUR	493,446
CPI Property Group SA, 1.6250%, 4/23/27	700,000	EUR	537,565
Sirius Real Estate Ltd, 1.7500%, 11/24/28	600,000	EUR	391,857
Yanlord Land HK Co Ltd, 5.1250%, 5/20/26	656,000		454,234
			2,476,903
Government Sponsored – 0.7%
China Development Bank, 3.3400%, 7/14/25	6,540,000	CNY	945,493
SA Global Sukuk Ltd, 2.6940%, 6/17/31 (144A)	310,000		261,555
			1,207,048
Insurance – 1.5%
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	111,081
Centene Corp, 2.4500%, 7/15/28	657,000		534,943
Credit Agricole Assurances SA, 2.0000%, 7/17/30	400,000	EUR	302,174
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	1,100,000		868,710
New York Life Global Funding, 0.7500%, 12/14/28	600,000	GBP	487,343
PacifiCorp, 3.3000%, 3/15/51	222,000		155,222
			2,459,473
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.9000%, 10/1/30	176,000		140,612
MPT Operating Partnership LP / MPT Finance Corp, 3.3750%, 4/24/30	530,000	GBP	391,746
			532,358
Technology – 3.2%
Apple Inc, 2.3750%, 2/8/41	1,109,000		767,588
Apple Inc, 2.6500%, 5/11/50	584,000		384,048
Equinix Inc, 2.1500%, 7/15/30	892,000		683,862
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	355,792
Global Payments Inc, 2.9000%, 5/15/30	1,088,000		867,272
Lenovo Group Ltd, 3.4210%, 11/2/30	541,000		408,883
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		244,867
Sage Group PLC/The, 1.6250%, 2/25/31	500,000	GBP	383,262
SK Hynix Inc, 2.3750%, 1/19/31	463,000		342,347
TSMC Global Ltd, 0.7500%, 9/28/25 (144A)	308,000		272,800

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Technology– (continued)
VMware Inc, 4.6500%, 5/15/27	$696,000		$664,797
			5,375,518
Transportation – 0.5%
Autostrade per l’Italia SpA, 2.0000%, 12/4/28	658,000	EUR	496,335
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		273,927
			770,262
Water Utilities – 0.2%
Severn Trent Utilities Finance PLC, 2.6250%, 2/22/33	183,000	GBP	150,586
Thames Water Utilities Finance PLC, 2.3750%, 4/22/40	434,000	GBP	277,778
			428,364
Total Corporate Bonds (cost $57,859,059)			43,243,835
Foreign Government Bonds– 34.5%
Australia Government Bond, 1.2500%, 5/21/32	1,280,000	AUD	646,140
Australia Government Bond, 1.7500%, 6/21/51	1,035,000	AUD	401,992
Canadian Government Bond, 2.2500%, 6/1/29	3,137,000	CAD	2,143,142
Canadian Government Bond, 1.5000%, 12/1/31	1,703,000	CAD	1,069,280
China Government Bond, 2.5600%, 10/21/23	7,990,000	CNY	1,134,329
China Government Bond, 3.2900%, 5/23/29	29,850,000	CNY	4,377,767
China Government Bond, 2.6800%, 5/21/30	38,200,000	CNY	5,357,984
China Government Bond, 3.8600%, 7/22/49	23,330,000	CNY	3,659,336
European Union, 0%, 10/4/30	2,492,000	EUR	1,950,017
European Union, 0%, 7/4/31	1,773,681	EUR	1,354,415
European Union, 0.1000%, 10/4/40	1,043,000	EUR	599,278
French Republic Government Bond OAT, 0%, 11/25/30	2,836,621	EUR	2,277,391
French Republic Government Bond OAT, 0%, 5/25/32	2,183,038	EUR	1,659,242
French Republic Government Bond OAT, 4.0000%, 4/25/60	190,489	EUR	225,546
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	592,000	EUR	578,362
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	2,721,853
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	734,000	EUR	616,619
Japan Government Forty Year Bond, 0.8000%, 3/20/58	43,750,000	JPY	250,691
Japan Government Ten Year Bond, 0.4000%, 6/20/25	513,850,000	JPY	3,593,222
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	501,865
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	277,600,000	JPY	1,678,836
Kingdom of Belgium Government Bond, 1.0000%, 6/22/26 (144A)	3,992,096	EUR	3,760,256
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	1,008,352	EUR	808,818
Mexican Bonos, 8.0000%, 11/7/47	11,750,000	MXN	492,071
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	3,876,680
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	3,943,267
Spain Government Bond, 0.6000%, 10/31/29 (144A)	2,778,000	EUR	2,322,636
Spain Government Bond, 1.2500%, 10/31/30 (144A)	1,272,000	EUR	1,089,674
United Kingdom Gilt, 1.6250%, 10/22/28	3,393,666	GBP	3,255,127
United Kingdom Gilt, 4.2500%, 6/7/32	110,000	GBP	124,396
United Kingdom Gilt, 1.5000%, 7/22/47	1,981,600	GBP	1,386,072
Total Foreign Government Bonds (cost $72,808,205)			57,856,304
Inflation-Indexed Bonds– 5.4%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29((cost $11,882,170)	1,250,682,800	JPY	9,105,068
Mortgage-Backed Securities– 22.1%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	495,954		436,416
3.5000%, TBA, 30 Year Maturity	3,552,196		3,192,401
4.0000%, TBA, 30 Year Maturity	7,538,906		6,987,005
4.5000%, TBA, 30 Year Maturity	7,192,436		6,843,927
5.0000%, TBA, 30 Year Maturity	1,853,347		1,805,436
			19,265,185
Fannie Mae Pool:
2.5000%, 11/1/34	216,581		196,967
4.5000%, 11/1/42	15,658		15,332
3.0000%, 1/1/43	7,154		6,389
4.5000%, 10/1/44	36,706		35,839
4.5000%, 3/1/45	54,934		53,636
4.5000%, 6/1/45	27,543		26,965
4.5000%, 2/1/46	53,794		52,675
3.0000%, 3/1/46	1,179,120		1,043,603
3.0000%, 2/1/47	1,785,669		1,592,225
4.0000%, 10/1/48	35,760		33,679
4.0000%, 6/1/49	14,609		13,725
3.0000%, 9/1/49	2,330		2,042
4.0000%, 11/1/49	234,256		220,625
4.0000%, 11/1/49	20,263		19,036
3.5000%, 12/1/49	594,061		543,095
2.5000%, 1/1/50	6,534		5,543
4.5000%, 1/1/50	188,144		181,832

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 3/1/50	$339,562	$319,804
4.0000%, 3/1/50	185,546	174,749
4.0000%, 3/1/50	69,198	65,171
4.0000%, 9/1/50	365,027	342,921
2.5000%, 10/1/50	8,955	7,581
4.0000%, 10/1/50	371,278	348,794
4.5000%, 10/1/50	230,640	222,903
4.0000%, 3/1/51	965,755	907,269
4.0000%, 3/1/51	18,585	17,459
4.0000%, 3/1/51	8,987	8,464
3.5000%, 4/1/52	129,661	117,878
4.0000%, 4/1/52	142,052	132,683
4.5000%, 4/1/52	26,250	24,998
4.5000%, 4/1/52	20,200	19,236
4.5000%, 4/1/52	11,587	11,035
4.5000%, 4/1/52	10,514	10,012
4.5000%, 4/1/52	9,197	8,759
4.5000%, 4/1/52	5,922	5,639
3.5000%, 5/1/52	156,221	141,494
4.5000%, 5/1/52	32,043	30,515
3.5000%, 6/1/52	312,842	284,635
4.0000%, 6/1/52	109,351	101,535
4.0000%, 6/1/52	29,295	27,202
3.5000%, 7/1/52	29,042	26,418
4.0000%, 7/1/52	46,732	43,392
4.5000%, 7/1/52	155,645	148,218
4.5000%, 7/1/52	137,293	130,936
3.5000%, 8/1/52	137,569	124,558
3.5000%, 8/1/52	51,312	46,617
4.5000%, 8/1/52	547,399	522,053
5.5000%, 9/1/52	671,522	669,874
3.0000%, 2/1/57	26,664	23,419
		9,109,429
Freddie Mac Pool:
3.0000%, 5/1/31	201,135	189,695
3.0000%, 9/1/32	1,012	951
3.0000%, 10/1/32	1,495	1,403
3.0000%, 12/1/32	233,029	216,636
2.5000%, 4/1/33	229,940	209,477
2.5000%, 11/1/34	215,614	196,083
3.0000%, 6/1/43	254	225
4.5000%, 5/1/44	24,476	23,961
4.5000%, 7/1/48	14,582	14,093
4.0000%, 12/1/48	118,801	111,891
3.0000%, 10/1/49	443	389
3.0000%, 11/1/49	3,167,023	2,779,006
3.0000%, 11/1/49	85,288	74,839
3.0000%, 11/1/49	31,221	27,396
3.0000%, 12/1/49	44,629	39,161
3.0000%, 12/1/49	9,870	8,661
3.0000%, 12/1/49	3,959	3,474
2.5000%, 1/1/50	3,006	2,550
3.0000%, 3/1/50	2,040	1,789
4.0000%, 6/1/50	189,192	178,187
4.5000%, 9/1/50	350,790	339,016
4.0000%, 10/1/50	33,883	31,832
2.5000%, 6/1/51	38,130	32,387
4.5000%, 3/1/52	4,984	4,746
3.5000%, 7/1/52	1,128,404	1,021,892
4.0000%, 7/1/52	105,121	97,609
4.0000%, 8/1/52	120,016	111,504
4.5000%, 8/1/52	1,206,600	1,150,744
4.5000%, 8/1/52	508,174	484,653
4.5000%, 8/1/52	258,434	246,471
5.5000%, 9/1/52	173,440	173,956
		7,774,677
Ginnie Mae II Pool:
4.0000%, 5/20/48	279,732	263,741
4.0000%, 6/20/48	651,003	613,788
		877,529
Total Mortgage-Backed Securities (cost $39,667,285)		37,026,820
United States Treasury Notes/Bonds– 4.2%
1.1250%, 2/15/31	1,292,500	1,046,572

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.2500%, 8/15/31	$2,531,800	$2,046,110
3.3750%, 5/15/44	1,401,300	1,250,113
3.0000%, 2/15/49	901,900	769,433
2.0000%, 8/15/51	2,262,600	1,545,462
2.2500%, 2/15/52	471,300	342,429
Total United States Treasury Notes/Bonds (cost $8,309,957)		7,000,119
Investment Companies– 17.9%
Money Markets – 17.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $30,046,063)	30,044,192	30,047,197
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	76,368	76,368
Time Deposits – 0%
Royal Bank of Canada, 3.0600%, 10/3/22	$19,092	19,092
Total Investments Purchased with Cash Collateral from Securities Lending (cost $95,460)		95,460
Total Investments (total cost $222,591,611) – 110.9%		186,017,348
Liabilities, net of Cash, Receivables and Other Assets – (10.9)%		(18,353,467)
Net Assets – 100%		$167,663,881

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$96,255,655	51.7%
China	17,107,650	9.2
Japan	15,828,966	8.5
Canada	11,032,369	5.9
United Kingdom	10,294,893	5.5
France	6,071,488	3.3
Spain	4,741,423	2.5
Belgium	4,725,555	2.5
Italy	4,413,169	2.4
Supranational	3,903,710	2.1
Germany	2,913,740	1.6
Switzerland	1,629,492	0.9
Netherlands	1,464,694	0.8
Australia	1,144,811	0.6
Czech Republic	1,031,011	0.6
Mexico	744,874	0.4
Ireland	493,357	0.3
Luxembourg	464,702	0.3
Turkey	372,906	0.2
South Korea	342,347	0.2
Finland	327,569	0.2
Taiwan	272,800	0.1
Saudi Arabia	261,555	0.1
Poland	178,612	0.1

Total	$186,017,348	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 17.9%
Money Markets - 17.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$133,373	$(367)	$124	$30,047,197
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	76∆	-	-	76,368
Total Affiliated Investments – 17.9%	$133,449	$(367)	$124	$30,123,565

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 17.9%
Money Markets - 17.9%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	15,281,571	59,413,140	(44,647,271)	30,047,197
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	209,374	956,668	(1,089,674)	76,368

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	10/26/22	1,550,000	$(1,706,410)	$24,698
Euro	10/26/22	(1,603,209)	1,609,000	35,323
Japanese Yen	10/26/22	(80,257,877)	556,000	80

				60,101
BNP Paribas:
Danish Krone	10/26/22	(206,000)	28,183	975
Swedish Krona	10/26/22	8,754,000	(849,007)	(58,834)

				(57,859)
Citibank, National Association:
British Pound	10/26/22	410,136	(495,999)	(37,941)
Hungary Forint	10/26/22	9,373,525	(22,922)	(1,339)
Indonesian Rupiah	10/26/22	74,451,000,000	(4,947,732)	(72,295)
Korean Won	10/26/22	210,394,350	(160,403)	(13,177)

				(124,752)
HSBC Securities (USA), Inc.:
Australian Dollar	10/26/22	2,444,314	(1,694,472)	(130,875)
British Pound	10/26/22	2,172,395	(2,612,322)	(186,095)
British Pound	10/26/22	(6,508,379)	7,804,439	535,593
Canadian Dollar	10/26/22	(8,497,237)	6,596,745	445,014
Chinese Renminbi	10/26/22	(42,643,649)	6,318,982	342,799

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	10/26/22	2,652,467	$(2,711,522)	$(107,915)
Euro	10/26/22	(2,147,393)	2,191,748	83,913
Japanese Yen	10/26/22	527,410,773	(3,819,050)	(165,849)
Japanese Yen	10/26/22	(3,132,816)	22,993	1,293
New Zealand Dollar	10/26/22	2,000	(1,239)	(121)
Norwegian Krone	10/26/22	6,992,178	(711,359)	(68,729)
Singapore Dollar	10/26/22	2,305,596	(1,661,176)	(55,104)
Swiss Franc	10/26/22	3,260,297	(3,402,470)	(90,036)

				603,888
JPMorgan Chase Bank, National Association:
British Pound	10/26/22	272,074	(313,409)	(9,545)
Euro	10/26/22	465,033	(462,000)	(5,533)
Euro	10/26/22	(462,509)	467,000	13,010
Korean Won	10/26/22	(2,451,294,400)	1,762,000	46,671

				44,603
Morgan Stanley & Co:
British Pound	10/26/22	(754,029)	870,000	27,867
British Pound	10/26/22	(1,550,000)	1,672,773	(58,336)
Euro	10/26/22	458,849	(471,225)	(20,828)
Israeli Shekel	10/26/22	2,600,000	(764,404)	(31,808)
Japanese Yen	10/26/22	252,746,672	(1,762,000)	(11,307)
Mexican Peso	10/26/22	6,059,146	(290,472)	9,080
Norwegian Krone	10/26/22	(5,531,195)	550,000	41,644
Polish Zloty	10/26/22	3,555,545	(739,915)	(24,826)
Swiss Franc	10/26/22	(2,426,994)	2,499,000	33,195

				(35,319)
Total				$490,662

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
Euro-Bobl	107	12/12/22	$12,555,732	$(306,549)
Euro-BTP	10	12/12/22	1,097,294	(47,614)
Ultra Long Term US Treasury Bond	13	12/30/22	1,781,000	(140,664)
Total - Futures Long				(494,827)
Futures Short:
Euro-Schatz	297	12/12/22	(31,188,332)	272,787
Ultra 10-Year Treasury Note	26	12/30/22	(3,080,594)	68,656
Total - Futures Short				341,443
Total				$(153,384)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
TONA 1D	0.0638% Fixed Rate	Annual	1/25/28	7,517,245,695	JPY	$-	$(549,017)	$(549,017)
0.1878% Fixed Rate	TONA 1D	Annual	1/25/33	3,647,905,674	JPY	-	848,995	848,995
2.8550% Fixed Rate	SOFR	Annual	6/14/27	12,800,000	USD	750	500,747	501,497
STIBOR 3M	2.7060% Fixed Rate	Quarterly	6/14/27	134,300,000	SEK	750	(216,601)	(215,851)
1.2925% Fixed Rate	EURIBOR 6M	Annual	8/4/27	7,800,000	EUR	406	532,560	532,966
1.4950% Fixed Rate	EURIBOR 6M	Annual	8/5/52	1,700,000	EUR	440	300,206	300,646
EURIBOR 6M	1.5894% Fixed Rate	Annual	8/4/32	8,200,000	EUR	389	(969,507)	(969,118)
Total						$2,735	$447,383	$450,118

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Credit default swaps:
Average notional amount - sell protection	$ 3,675,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	43,414,057
Average amounts sold - in USD	45,623,283
Futures contracts:
Average notional amount of contracts - long	10,650,919
Average notional amount of contracts - short	34,605,851
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	4,243,226,419
Average notional amount - receive fixed rate/pay floating rate	8,582,686,081

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

TONA	Tokyo Overnight Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $15,426,786, which represents 9.2% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,642,545	$-
Corporate Bonds	-	43,243,835	-
Foreign Government Bonds	-	57,856,304	-
Inflation-Indexed Bonds	-	9,105,068	-
Mortgage-Backed Securities	-	37,026,820	-
United States Treasury Notes/Bonds	-	7,000,119	-
Investment Companies	-	30,047,197	-
Investments Purchased with Cash Collateral from Securities Lending	-	95,460	-
Total Investments in Securities	$-	$186,017,348	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,641,155	-
Futures Contracts	341,443	-	-
Centrally Cleared Swaps	-	2,182,508	-
Total Assets	$341,443	$189,841,011	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,150,493	$-
Futures Contracts	494,827	-	-
Centrally Cleared Swaps	-	1,735,125	-
Total Liabilities	$494,827	$2,885,618	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70272 11-22